CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Capital Management Tables
Schedule of term facility
	December 31, 2017	December 31, 2016	January 1, 2016

Equity	$68,794,914	$61,456,250	$37,527,964
Term Facility	8,666,667	9,333,334	10,000,000
Finance Lease Obligations	2,349,150	2,811,674	2,977,804
Equipment Loans	1,246,204	2,167,685	689,386
	$81,056,935	$75,768,943	$51,195,154